Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured at fair value on recurring basis
The Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 were as follows (in thousands):

	Fair Value at December 31,	Fair Value Measurement Using
	2016	Level 1	Level 2
Assets:
Cash	$345,119	$345,119	$—
Money market and deposit accounts	400,388	400,388	—
Publicly traded equity securities	6,463	6,463	—
Certificates of deposit	9,957	—	9,957
Derivative instruments (1)	69,979	—	69,979
	$831,906	$751,970	$79,936
Liabilities:
Derivative instruments (1)	$10,959	$—	$10,959
_________________________

(1)
Includes both foreign currency embedded derivatives and foreign currency forward and option contracts. Amounts are included within other current assets, other assets, other current liabilities and other liabilities in the Company’s consolidated balance sheet.

The Company’s financial assets and liabilities measured at fair value on a recurring basis at December 31, 2015 were as follows (in thousands):

	Fair Value at December 31,	Fair Value Measurement Using
	2015	Level 1	Level 2
Assets:
Cash	$1,139,554	$1,139,554	$—
Money market and deposit accounts	1,089,284	1,089,284	—
Publicly traded equity securities	3,353	3,353	—
Certificates of deposit	14,106	—	14,106
Derivative instruments (1)	68,900	—	68,900
	$2,315,197	$2,232,191	$83,006
Liabilities:
Derivative instruments (1)	$79,925	$—	$79,925
_________________________

(1)
Includes embedded derivatives, foreign currency embedded derivatives and foreign currency forward contracts. Amounts are included within other current assets, other current liabilities and other liabilities in the Company’s consolidated balance sheet.